Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Registrant Name	dei_EntityRegistrantName	BLACKROCK MUNICIPAL BOND FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000225635
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 22, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 22, 2020
Prospectus Date	rr_ProspectusDate	Oct. 28, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A